Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,738,000
Previously Paid Amount	0.00
Total Fee Amount	2,868.79
Total Offset Amount	0.00
Net Fee	2,868.79
Narrative - Max Aggregate Offering Price	$ 18,738,000
Final Prospectus	true